Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Gross carrying value
Gross carrying value at beginning	$ 1,076,439	$ 59,289,662
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary		(68,500)
Gross carrying value, Write off		(59,216,654)
Gross carrying value, Exchange differences	10,231	73,601
Gross carrying value, Acquisation through business combination		1,132,817
Gross carrying value at ending	1,066,208	1,076,439
Accumulated amortization
Accumulated amortisation at beginning	16,211	24,030,158
Accumulated amortisation, Charge for the year	15,813	16,211
Accumulated amortisation, Write off		(24,030,158)
Accumulated amortisation at ending	32,024	16,211
Net block	1,034,184	1,060,228
Pre-deal Customers Acquisition [Member]
Gross carrying value
Gross carrying value at beginning		59,216,654
Gross carrying value, Write off		(59,216,654)
Gross carrying value at ending
Accumulated amortization
Accumulated amortisation at beginning		24,030,158
Accumulated amortisation, Charge for the year
Accumulated amortisation, Write off		(24,030,158)
Accumulated amortisation at ending
Net block
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	736,946	73,008
Gross carrying value, Derecognised on ‘Disposals of a subsidary		(68,500)
Gross carrying value, Exchange differences	10,231	73,601
Gross carrying value, Acquisation through business combination		793,324
Gross carrying value at ending	726,715	736,946
Accumulated amortization
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Accumulated amortisation at ending
Net block	726,715	736,946
Softwares [Member]
Gross carrying value
Gross carrying value at beginning	216
Gross carrying value, Derecognised on ‘Disposals of a subsidary
Gross carrying value, Acquisation through business combination		216
Gross carrying value at ending	216	216
Accumulated amortization
Accumulated amortisation at beginning	54
Accumulated amortisation, Charge for the year	53	54
Accumulated amortisation at ending	107	54
Net block	109	162
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning	11,051	166,587
Gross carrying value, Additions		4,464
Gross carrying value, Write off	(11,051)	160,000
Gross carrying value, Exchange differences
Gross carrying value at ending		11,051
Accumulated amortization
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block		11,051
Commercial rights [Member]
Gross carrying value
Gross carrying value at beginning	339,277
Gross carrying value, Acquisation through business combination		339,277
Gross carrying value at ending	339,277	339,277
Accumulated amortization
Accumulated amortisation at beginning	16,157
Accumulated amortisation, Charge for the year	15,760	16,157
Accumulated amortisation at ending	31,917	16,157
Net block	$ 307,360	$ 323,120